Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method

								Share of		Foreign	Other	Other	Balance as		Balance as
						Balance as of		Profit	Dividends	Currency	Comprehensive	Increase	of	Negative	of
Taxpayer ID					Ownership	1-1-2024	Additions	(Loss)	Declared	Translation	Income	(Decrease)	12-31-2024	Equity	12-31-2024
Number	Associates and Joint Ventures	Relationship	Country	Currency	Percentage	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	Provision	ThCh$
76.418.940-K	GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	19,668,637	—	9,176,565	—	3,224,455	—	—	32,069,657	—	32,069,657
76.014.570-K	Enel Argentina S.A.	Associate	Argentina	Argentine Peso	0.0793%	283,362	—	(40,782)	—	(30,912)	—	309,145	520,813	—	520,813
76.364.085-K	Energías Marina SpA	Associate	Chile	Chilean Peso	25.00%	58,859	—	54,434	—	—	—	—	113,293	—	113,293
77.374.847-0	HIF H2 SpA (1)	Joint venture	Chile	U.S. dollar	50.00%	—	—	(329,838)	—	(19,506)	—	—	(349,344)	349,344	—
77.569.067-4	Enel X Way Chile S.p.A. (2)	Associate	Chile	Chilean Peso	49.00%	5,342,927	—	(446,704)	—	—	—	(4,896,223)	—	—	—
					TOTAL	25,353,785	—	8,413,675	—	3,174,037	—	(4,587,078)	32,354,419	349,344	32,703,763

								Share of		Foreign	Other	Other	Balance as		Balance as
						Balance as of		Profit	Dividends	Currency	Comprehensive	Increase	of	Negative	of
Taxpayer ID					Ownership	1-1-2023	Additions	(Loss)	Declared	Translation	Income	(Decrease)	12-31-2023	Equity	12-31-2023
Number	Associates and Joint Ventures	Relationship	Country	Currency	Percentage	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	Provision	ThCh$
76.418.940-K	GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	12,404,147	—	6,688,098	—	576,392	—	—	19,668,637	—	19,668,637
76.014.570-K	Enel Argentina S.A.	Associate	Argentina	Argentine Peso	0.0793%	388,328	—	60,300	(68,676)	(252,284)	—	155,694	283,362	—	283,362
76.364.085-K	Energías Marina SpA	Associate	Chile	Chilean Peso	25.00%	—	98,222	61,702	—	(1,428)	—	(99,637)	58,859	—	58,859
77.374.847-0	HIF H2 SpA (1)	Joint venture	Chile	U.S. dollar	50.00%	—	—	(7,142)	—	(412)	—	—	(7,554)	7,554	—
77.569.067-4	Enel X Way Chile S.p.A.	Associate	Chile	Chilean Peso	49.00%	4,960,303	1,470,000	(1,100,870)	—	—	13,494	—	5,342,927	—	5,342,927
					TOTAL	17,752,778	1,568,222	5,702,088	(68,676)	322,268	13,494	56,057	25,346,231	7,554	25,353,785
(1)See Note 13.3.a).
(2)See Note 2.4.1.

Summary of Financial Information from Financial Statements of Investments in Associates

	As of December 31, 2024
	Direct / Indirect	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Ownership %	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	33.33%	174,668,445	1,851,304,512	298,739,430	1,631,024,554	1,045,888,202	27,529,696	9,673,371	37,203,067

	As of December 31, 2023
	Direct / Indirect	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Ownership %	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	33.33%	144,820,356	1,776,749,121	251,678,137	1,610,885,427	1,042,145,056	20,064,295	1,729,184	21,793,479
Enel X Way Chile S.p.A.	49.00%	14,966,228	3,393,337	7,094,389	361,244	9,082,236	(2,246,673)	27,539	(2,219,134)

HIF H2 S.p.A [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Summary of Financial Information from Financial Statements of Joint Ventures

	HIF H2 SpA
Ownership %	50.0%	50.0%
	12-31-2024	12-31-2023
	ThCh$	ThCh$
Total current assets	1,989	2,620
Total non-current assets	995	—
Total current liabilities	726,998	27,945
Cash and cash equivalents	1,989	2,620

Other fixed operating expenses	(659,674)	(14,278)
Profit (Loss)	(659,674)	(14,278)
Comprehensive income (Loss)	(659,674)	(14,278)

Sociedad de Inversiones K Cuatro SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Summary of Financial Information from Financial Statements of Joint Ventures

Sociedad de Inversiones
K Cuatro SpA
Ownership %	50.0%
12-06-2022
ThCh$
Total current assets	237,410
Total non-current assets	59,474,494
Total current liabilities	1,927
Total non-current liabilities	886,326
Cash and cash equivalents	1,557

Other fixed operating expenses	(600,822)
Finance costs	(129)
Foreign currency translation gains (losses)	58,279
Income per adjustment units	3,497
Profit (loss)	(539,175)
Comprehensive income (Loss)	(539,175)